Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (79,092)	$ (249,239)	$ (85,487)	$ (227,097)	$ (38,603)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	537	149	249	55	0
Amortization of debt issuance costs, net of capitalization			0	6,340	0
Loss on extinguishment of debt	32,480	29,011	63,318	16,498	0
Total losses on derivatives, net	34,707	215,940	15,571	161,917	0
Net cash used for settlement of derivative instruments	(42,160)	(23,400)	(34,082)	(56,918)	0
Impairment expense and loss on disposal of assets	2,064	0
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	495	(89)	415	1,002	1,974
Due to affiliates	1,176	(214)	(331)	275	0
Advances to affiliate			0	(10,073)	0
Other, net	(1,032)	(1,125)	(745)	301	(2,704)
Other, net—affiliate	(756)	154	13	498	0
Net cash used in operating activities	(51,581)	(28,813)	(41,079)	(107,202)	(39,333)
Cash flows from investing activities
Property, plant and equipment, net	(1,629,173)	(1,573,923)	(2,051,530)	(3,820,947)	(47,373)
Other	25,995	(44,362)	(44,367)	(18,468)	(5,088)
Net cash used in investing activities	(1,603,178)	(1,618,285)	(2,095,897)	(3,839,415)	(52,461)
Cash flows from financing activities
Proceeds from issuances of long-term debt	2,706,000	2,871,000	4,838,000	2,713,000	0
Proceeds from issuances of long-term debt			0	0	1,289
Repayments of debt	(1,436,050)	(1,050,660)	(2,420,212)	0	0
Debt issuance and deferred financing costs	(23,309)	(27,282)	(56,783)	(280,528)	(7,098)
Capital contributions	254,120	92	91	1,560,915	97,603
Distribution to affiliate			(288)	0	0
Other	(29)	(10)	(62)	0	0
Net cash provided by financing activities	1,500,732	1,793,140	2,360,746	3,993,387	91,794
Net increase (decrease) in cash, cash equivalents and restricted cash	(154,027)	146,042	223,770	46,770	0
Cash, cash equivalents and restricted cash—beginning of period	270,540	46,770	46,770	0	0
Cash, cash equivalents and restricted cash—end of period	$ 116,513	$ 192,812	$ 270,540	$ 46,770	$ 0